Monte Carlo Simulation Model Assumptions Used to Estimate Fair Value of Restricted Stock (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Dividend Yield	0.00%	0.00%
Risk-Free Interest Rate	0.30%	0.30%
Expected Volatility - Rex Energy	33.60%	54.40%
Market Index	36.30%	37.00%
Expected Life	3 years	3 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility - Peer Group	31.40%	31.20%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility - Peer Group	59.30%	58.60%